Schedules of Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedules of Valuation and Qualifying Accounts
Schedules of Valuation and Qualifying Accounts

Schedules of Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

Description	Balance at beginning of period		Charged to cost and expenses	Deductions from reserves and other effects		Balance at end of period

Year ended 2012 (Successor Registrant)
Allowance for doubtful accounts	$1,360		$(83)	$(75)		$1,202
Inventory allowance	$24		$100	$—		$124
Valuation allowance on deferred tax assets	$34,497		$15,676	$—		$50,173

For the period from May 26, 2011 through December 31, 2011 (Successor Registrant)
Allowance for doubtful accounts	$—		$1,360	$—		$1,360
Inventory allowance	$24		$—	$—		$24
Valuation allowance on deferred tax assets	$135,291	(1)	$(873)	$(99,921	)(2)	$34,497

For the period from January 1, 2011 through May 25, 2011 (Predecessor Registrant)
Allowance for doubtful accounts	$532		$—	$(532	)(3)	$—
Inventory allowance	$24		$—	$—		$24
Valuation allowance on deferred tax assets	$146,562		$10,394	$—		$156,956	(1)

Year ended December 31, 2010 (Predecessor Registrant)
Allowance for doubtful accounts	$360		$172	$—		$532
Inventory allowance	$24		$—	$—		$24
Valuation allowance on deferred tax assets	$164,472		$76	$(17,986	)(4)	$146,562

(1)                       Ending balance for the Predecessor Registrant does not match the beginning balance for the Successor Registrant due to the application of push-down accounting.

(2)                       Due to the use of the hybrid method, certain tax loss carryforwards and credits on IETU losses are excluded from or included in the deferred tax computation during those years in which the Company expects to pay IETU or ISR, respectively; accordingly, the related allowance on deferred tax assets is also excluded from or included in the deferred tax computation.

(3)                       Write-offs of uncollectible accounts due to the application of push-down accounting.

(4)                       Write-offs of valuation allowance on deferred tax assets due to expiration and use of tax loss carryforwards.